Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Calculation of Gain of CT Business Divestiture
The following table presents the assets and liabilities of the discontinued operations:

	December 31,
	2019	2018

Carrying amounts of the major classes of assets included in discontinued operations:
Accounts receivable - net	$36,072	$31,315
Inventories - net	99,575	88,600
Prepaid and other current assets	2,735	3,192

Total current assets	138,382	123,107
Property, plant and equipment - net	69,102	66,533
Deferred tax assets - net	—	3,989
Goodwill	55,384	55,384
Other intangible assets - net	10,492	12,053
Other assets - net	873	629

Total noncurrent assets	135,851	138,588

Total assets of discontinued operations	$274,233	$261,695

Carrying amounts of the major classes of liabilities included in discontinued operations:

Accounts payable	$19,890	$18,664
Accrued expenses	17,814	12,836
Current portion of deferred revenue	2,748	4,908
Current portion of long-term obligations	174,177	—

Total current liabilities	214,629	36,408

Long-term obligations - less current portion	—	49,073
Other long-term liabilities	285	194
Deferred revenue	—	744

Total noncurrent liabilities	285	50,011

Total liabilities of discontinued operations	$214,914	$86,419

The following table presents the financial results of the discontinued operations:

	Year Ended December 31,
	2019	2018	2017
Major classes of line items constituting net income from discontinued operations:
Revenues	$190,961	$188,250	$190,068
Costs of processing and distribution	104,482	107,126	100,836

Gross profit	86,479	81,124	89,232
Expenses:
Marketing, general and administrative	22,279	21,572	24,219
Severance and restructuring costs	—	2,035	3,494
Asset impairment and abandonments	—	—	3,592
Acquisition and integration expenses	3,160	15	—
Cardiothoracic closure business divestiture contingency consideration	—	(3,000)	—
Gain on cardiothoracic closure business divestiture	—	—	(34,090)

Total operating expenses (income)	25,439	20,622	(2,785)

Operating income	61,040	60,502	92,017
Other (expense) income:
Interest expense	(12,571)	(2,771)	(3,180)
Loss on extinguishment of debt	—	(309)	—
Foreign exchange (loss) gain	(17)	(5)	49

Total other expense - net	(12,588)	(3,085)	(3,131)

Income from operations of discontinued operations	48,452	57,417	88,886
Income tax provision	(11,316)	(10,891)	(37,576)

Net income from discontinued operations	$37,136	$46,526	$51,310

Total operating and investing cash flows of discontinued operations for the years ended December 31, 2019, 2018 and 2017 are comprised of the following, which exclude the effect of income taxes:

	Year Ended December 31,
	2019	2018	2017
Significant operating non-cash reconciliation items:
Depreciation and amortization expense	$4,466	$5,120	$5,770
Provision for bad debts and product returns	$101	$857	$676
Provision for inventory write-downs	$6,340	$7,142	$4,155
Revenue recognized due to change in deferred revenue	$(4,906)	$(4,958)	$(4,744)
Deferred income tax (benefit) provision	$(3,989)	$3,682	$307
Stock-based compensation	$540	$374	$154
Paid in kind interest expense	$4,408	$—	$—
Cardiothoracic closure business divestiture contingency consideration	$—	$(3,000)	$(34,090)
Significant investing items:
Purchases of property, plant and equipment	$(6,866)	$(6,200)	$(6,161)
Patent and acquired intangible asset costs	$(578)	$(1,028)	$(215)
Proceeds from cardiothoracic closure business divestiture	$—	$3,000	$51,000